Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Statements Of Comprehensive Loss Unaudited Abstract
LOSS FOR THE PERIOD	$ (336)	$ (708)	$ (859)	$ (1,431)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	102	(9)	(131)	(32)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(421)	(1,246)	(347)	(1,604)
OTHER COMPREHENSIVE LOSS FOR THE PERIOD	(319)	(1,255)	(478)	(1,636)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(655)	(1,963)	(1,337)	(3,067)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO:
THE PARENT COMPANY SHAREHOLDERS	(655)	(1,963)	(1,337)	(3,067)
TOTAL COMPREHENSIVE LOSS	$ (655)	$ (1,963)	$ (1,337)	$ (3,067)